Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Intangible asset with indefinite life:
Da Niang Trademark	103,419,001	—	103,419,001
Finite-lived intangible assets:
Trademarks	21,129,394	11,918,554	9,210,840
Technology	4,200,000	1,890,000	2,310,000
Network rights	210,755	209,550	1,205
Purchased software	24,888,810	22,772,548	2,116,262
Reacquired rights	2,531,418	1,868,033	663,385
Others	435,185	435,185	—
Total	156,814,563	39,093,870	117,720,693

	As of December 31, 2024
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	USD
Intangible asset with indefinite life:
Da Niang Trademark	64,347,001	—	64,347,001	8,815,503
Finite-lived intangible assets:
Trademarks	21,129,394	12,600,294	8,529,100	1,168,482
Technology	4,200,000	2,310,000	1,890,000	258,929
Network rights	210,755	209,550	1,205	165
Purchased software	29,279,182	28,875,979	403,203	55,239
Reacquired rights	2,531,418	2,024,376	507,042	69,464
Others	435,185	435,185	—	—
Total	122,132,935	46,455,384	75,677,551	10,367,782

Schedule of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

Year ending December 31,	RMB	USD
2025	2,828,117	387,450
2026	2,145,606	293,947
2027	1,665,461	228,167
2028	1,447,553	198,314
2029	916,867	125,610
Thereafter	2,326,946	318,790